SIX CIRCLES FUNDS
Six Circles Ultra Short Duration Fund
Six Circles Tax Aware Ultra Short Duration Fund
Six Circles U.S. Unconstrained Equity Fund
Six Circles International Unconstrained Equity Fund
Six Circles Global Bond Fund
Six Circles Tax Aware Bond Fund
Six Circles Credit Opportunities Fund
(each, a series of Six Circles Trust)
Supplement dated August 18, 2023
to the Prospectus dated May 1, 2023, as amended
Effective August 19, 2023, the Six Circles Credit Opportunities Fund (the “Fund”) will operate as a diversified fund and all references to the Fund being a “non‑diversified” fund in the Fund’s Prospectus are deleted, including by deleting:

•	The first two sentences of the sixth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus;

•	The “Subsidiary Risk” under the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus and replacing it with the following:

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Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and is not subject to all the investor protections of the Investment Company Act.

•	The “Non‑Diversified Fund Risk” under “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus;

•	The first two sentences of the seventh paragraph under the “More About the Funds — Six Circles Tax Aware Bond Fund — Principal Investment Strategies” section of the Prospectus;

•	The first two sentences in the “More About the Funds — Diversification Classification” section of the Prospectus and replacing them with the following:

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Each of the Ultra Short Duration Fund, the Tax Aware Ultra Short Duration Fund, the Tax Aware Bond Fund and the Credit Opportunities Fund is classified as a “diversified” fund under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Each of the U.S. Unconstrained Equity Fund, the International Unconstrained Equity Fund and the Global Bond Fund is classified as a “non‑diversified” fund under the Investment Company Act.

•	The references to the Fund in the “Non‑Diversified Fund Risk” under the “More About the Funds — Investment Risks — Risks Applicable to All Funds” section of the Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP‑6C‑2023‑29

SIX CIRCLES FUNDS

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

(each, a series of Six Circles Trust)

Supplement dated August 18, 2023

to the Statement of Additional Information dated May 1, 2023, as amended

Effective August 19, 2023, the Six Circles Credit Opportunities Fund (the “Fund”) will operate as a diversified fund and all references to the Fund being a “non-diversified” fund in the Fund’s Statement of Additional Information are deleted, including by deleting:

•	The second and third sentences in the “Diversification” section of Part I of the Statement of Additional Information and replacing them with the following:

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The Ultra Short Duration Fund, the Tax Aware Ultra Short Duration Fund, the Tax Aware Bond Fund and the Credit Opportunities Fund are diversified funds of Six Circles Trust. The U.S. Unconstrained Equity Fund, the International Unconstrained Equity Fund and the Global Bond Fund are non-diversified funds of Six Circles Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2023-30